American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
October 31, 2025

Strategic Allocation: Conservative - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 40.7%
American Century Diversified Corporate Bond ETF	324,082	15,432,785
American Century Focused Dynamic Growth ETF(2)	40,979	5,286,475
American Century Focused Large Cap Value ETF	68,103	4,965,390
American Century Multisector Income ETF	346,566	15,389,159
American Century Quality Diversified International ETF	113,529	7,012,459
American Century Short Duration Strategic Income ETF	251,577	13,020,368
American Century U.S. Quality Growth ETF(3)	120,055	13,847,144
American Century U.S. Quality Value ETF	247,228	15,886,871
Avantis International Equity ETF	97,896	7,771,963
Avantis International Small Cap Value ETF(3)	16,866	1,504,616
Avantis U.S. Equity ETF	113,758	12,544,095
Avantis U.S. Small Cap Value ETF(3)	29,181	2,853,902
TOTAL AFFILIATED FUNDS (Cost $84,509,303)		115,515,227
COMMON STOCKS — 19.2%
Aerospace and Defense — 0.5%
AAR Corp.(2)	366	30,821
Airbus SE	499	123,039
Astronics Corp.(2)	356	17,508
ATI, Inc.(2)	423	41,864
Axon Enterprise, Inc.(2)	229	167,681
Babcock International Group PLC	1,089	17,390
Carpenter Technology Corp.	127	40,119
Chemring Group PLC	1,092	8,232
Curtiss-Wright Corp.	199	118,550
Exosens SAS	284	15,954
Firefly Aerospace, Inc.(2)	155	3,760
HEICO Corp.	348	110,584
Hexcel Corp.	1,405	100,317
Howmet Aerospace, Inc.	1,518	312,632
L3Harris Technologies, Inc.	519	150,043
Rheinmetall AG	37	72,734
		1,331,228
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	220	12,821
Deutsche Post AG	1,663	76,409
FedEx Corp.	174	44,165
		133,395
Automobile Components — 0.2%
BorgWarner, Inc.	2,034	87,381
Cie Generale des Etablissements Michelin SCA	3,373	107,752
Continental AG	1,213	92,688
Gentex Corp.	2,683	62,916
Hyundai Mobis Co. Ltd.	386	85,359
JTEKT Corp.	1,500	15,006
Linamar Corp.	942	51,010
		502,112
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,076	100,331
Ferrari NV	268	107,323

Kia Corp.	774	64,922
Mercedes-Benz Group AG	1,321	85,713
Tesla, Inc.(2)	486	221,888
		580,177
Banks — 0.9%
Bancorp, Inc.(2)(3)	447	29,220
Bank of America Corp.	3,466	185,258
Bankinter SA	723	10,899
Barclays PLC	24,156	129,564
BAWAG Group AG(2)	60	7,754
BNP Paribas SA	665	51,509
BPER Banca SpA	2,297	27,522
Coastal Financial Corp.(2)	185	19,702
Commerce Bancshares, Inc.	3,687	194,047
Erste Group Bank AG	717	74,273
First Hawaiian, Inc.(3)	3,657	89,706
Hana Financial Group, Inc.	645	38,641
HDFC Bank Ltd.	8,127	90,363
JPMorgan Chase & Co.	633	196,939
Lloyds Banking Group PLC	76,508	89,705
Mebuki Financial Group, Inc.	3,700	23,086
NOBA Bank Group AB(2)	935	9,419
NU Holdings Ltd., Class A(2)	9,150	147,406
PNC Financial Services Group, Inc.	147	26,835
Prosperity Bancshares, Inc.(3)	2,437	160,403
Rakuten Bank Ltd.(2)	1,600	87,820
Regions Financial Corp.	5,998	145,152
Societe Generale SA	4,091	259,454
Suruga Bank Ltd.	2,500	25,025
Triumph Financial, Inc.(2)(3)	310	16,883
Truist Financial Corp.	4,655	207,753
U.S. Bancorp	5,084	237,321
Westamerica Bancorporation	1,180	56,227
Woori Financial Group, Inc.	1,273	22,662
		2,660,548
Beverages — 0.1%
Celsius Holdings, Inc.(2)	266	16,021
Heineken NV	1,793	138,836
Lifedrink Co., Inc.	800	10,410
PepsiCo, Inc.	608	88,823
Pernod Ricard SA(3)	1,133	110,966
Vita Coco Co., Inc.(2)	316	13,013
		378,069
Biotechnology — 0.4%
AbbVie, Inc.	538	117,306
ADMA Biologics, Inc.(2)	1,909	29,551
Akero Therapeutics, Inc.(2)	325	17,615
Alkermes PLC(2)	511	15,688
Alnylam Pharmaceuticals, Inc.(2)	266	121,307
Arcellx, Inc.(2)	176	15,884
Arcutis Biotherapeutics, Inc.(2)(3)	679	17,185
Argenx SE, ADR(2)	188	153,878
Biohaven Ltd.(2)	327	5,624
Bridgebio Pharma, Inc.(2)	504	31,571
Celldex Therapeutics, Inc.(2)	344	9,195

Centessa Pharmaceuticals PLC, ADR(2)(3)	495	12,326
Cytokinetics, Inc.(2)(3)	216	13,735
Gilead Sciences, Inc.	800	95,832
Grifols SA, Preference Shares	3,333	30,979
Ionis Pharmaceuticals, Inc.(2)	197	14,637
Madrigal Pharmaceuticals, Inc.(2)	80	33,512
Mineralys Therapeutics, Inc.(2)(3)	433	17,692
Natera, Inc.(2)	1,233	245,281
Newamsterdam Pharma Co. NV(2)(3)	176	6,679
Nuvalent, Inc., Class A(2)	178	17,679
Protagonist Therapeutics, Inc.(2)	256	20,127
Revolution Medicines, Inc.(2)(3)	205	12,062
Scholar Rock Holding Corp.(2)	347	10,278
Twist Bioscience Corp.(2)(3)	415	13,649
UroGen Pharma Ltd.(2)	282	5,773
Vaxcyte, Inc.(2)	160	7,245
Vera Therapeutics, Inc.(2)	341	9,705
Vertex Pharmaceuticals, Inc.(2)	161	68,517
Viking Therapeutics, Inc.(2)(3)	152	5,788
Xenon Pharmaceuticals, Inc.(2)	329	13,792
		1,190,092
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	1,300	27,662
Alibaba Group Holding Ltd., ADR	955	162,761
Amazon.com, Inc.(2)	2,036	497,232
Coupang, Inc.(2)	6,413	205,023
Ollie's Bargain Outlet Holdings, Inc.(2)	107	12,927
Ryohin Keikaku Co. Ltd.	2,900	59,651
		965,256
Building Products — 0.2%
A.O. Smith Corp.	1,218	80,376
Fortune Brands Innovations, Inc.	340	17,272
Hayward Holdings, Inc.(2)	2,820	47,855
Johnson Controls International PLC	2,432	278,197
Masco Corp.	959	62,105
Trex Co., Inc.(2)	607	29,330
Volution Group PLC	847	7,315
		522,450
Capital Markets — 0.6%
Ameriprise Financial, Inc.	149	67,463
Ares Management Corp., Class A	898	133,542
Bank of New York Mellon Corp.	517	55,800
Blackrock, Inc.	80	86,625
Coinbase Global, Inc., Class A(2)	148	50,879
Etoro Group Ltd., Class A(2)(3)	373	13,823
flatexDEGIRO AG	499	18,928
Goldman Sachs Group, Inc.	118	93,146
Hamilton Lane, Inc., Class A	200	22,792
HUB24 Ltd.	169	12,593
Intercontinental Exchange, Inc.	355	51,933
KKR & Co., Inc.	512	60,585
London Stock Exchange Group PLC	802	99,950
LPL Financial Holdings, Inc.	403	152,056
Miami International Holdings, Inc.(2)	410	17,917
Morgan Stanley	530	86,920

MSCI, Inc.	146	85,928
Northern Trust Corp.	1,399	180,009
P10, Inc., Class A	1,267	12,873
Piper Sandler Cos.	64	20,433
Raymond James Financial, Inc.	77	12,218
S&P Global, Inc.	259	126,187
St. James's Place PLC	1,091	18,615
Swissquote Group Holding SA	24	15,248
T. Rowe Price Group, Inc.(3)	906	92,892
TPG, Inc.(3)	1,552	85,422
XP, Inc., Class A	5,948	108,372
		1,783,149
Chemicals — 0.3%
Air Liquide SA	656	126,961
Arkema SA	1,216	72,185
Axalta Coating Systems Ltd.(2)	2,068	58,876
Chugoku Marine Paints Ltd.	200	5,347
Ecolab, Inc.	268	68,715
Element Solutions, Inc.	4,311	115,190
Linde PLC	276	115,451
Nissan Chemical Corp.	300	10,136
Novonesis Novozymes B, Class B	672	40,158
PPG Industries, Inc.	930	90,908
Resonac Holdings Corp.	400	15,584
Solstice Advanced Materials, Inc.(2)	106	4,777
Tokyo Ohka Kogyo Co. Ltd.	600	21,896
		746,184
Commercial Services and Supplies — 0.1%
ABM Industries, Inc.	1,436	61,748
BOYD GROUP, Inc.	80	12,778
CECO Environmental Corp.(2)	712	34,810
Copart, Inc.(2)	902	38,795
Daiei Kankyo Co. Ltd.	400	8,896
GFL Environmental, Inc.	2,263	98,870
Mitie Group PLC	6,585	14,243
OPENLANE, Inc.(2)	1,072	28,322
Republic Services, Inc.	452	94,125
SPIE SA	85	4,326
		396,913
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	523	82,472
Ciena Corp.(2)	879	166,940
Extreme Networks, Inc.(2)	727	13,827
F5, Inc.(2)	74	18,726
Motorola Solutions, Inc.	245	99,644
		381,609
Construction and Engineering — 0.1%
Argan, Inc.	80	24,497
AtkinsRealis Group, Inc.	296	20,874
Balfour Beatty PLC	1,632	14,424
Construction Partners, Inc., Class A(2)	389	44,482
Eiffage SA	166	20,426
EMCOR Group, Inc.	270	182,461
Kinden Corp.	200	8,011
Sterling Infrastructure, Inc.(2)	130	49,127

Ventia Services Group Pty. Ltd.	5,765	21,593
		385,895
Construction Materials — 0.1%
CRH PLC	1,175	139,943
Eagle Materials, Inc.	460	97,667
Titan America SA(2)	1,192	17,594
Vulcan Materials Co.	346	100,167
		355,371
Consumer Finance — 0.1%
American Express Co.	347	125,173
Dave, Inc.(2)	84	20,103
Zip Co. Ltd.(2)	8,203	20,613
		165,889
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	1,074	78,037
Casey's General Stores, Inc.	186	95,453
Costco Wholesale Corp.	94	85,676
Koninklijke Ahold Delhaize NV	3,682	150,667
PriceSmart, Inc.(3)	143	16,437
Sprouts Farmers Market, Inc.(2)	700	55,272
Sysco Corp.	1,155	85,793
Tsuruha Holdings, Inc.	1,200	20,835
		588,170
Containers and Packaging — 0.1%
Ball Corp.	960	45,120
Graphic Packaging Holding Co.(3)	7,786	124,498
Packaging Corp. of America	848	166,005
Verallia SA	2,787	72,683
		408,306
Distributors — 0.0%
Pool Corp.	405	108,159
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	274	29,929
Coursera, Inc.(2)	1,436	12,091
Duolingo, Inc.(2)	121	32,748
OneSpaWorld Holdings Ltd.	734	17,080
Stride, Inc.(2)	79	5,375
Stubhub Holdings, Inc., Class A(2)(3)	920	17,618
		114,841
Diversified REITs — 0.2%
Broadstone Net Lease, Inc.	5,578	99,958
CapitaLand Integrated Commercial Trust	51,400	93,445
Charter Hall Group	4,880	71,671
Essential Properties Realty Trust, Inc.	4,148	123,942
GO Residential Real Estate Investment Trust	2,542	29,106
Merlin Properties Socimi SA	4,919	76,629
Stockland	15,570	64,372
WP Carey, Inc.	1,514	99,924
		659,047
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(2)(3)	361	19,642
Orange SA	1,348	21,563
Telkom Indonesia Persero Tbk. PT	699,700	135,346
Verizon Communications, Inc.	845	33,581
		210,132

Electric Utilities — 0.4%
Duke Energy Corp.	739	91,858
Evergy, Inc.	2,612	200,628
Eversource Energy	1,771	130,718
Iberdrola SA	7,391	149,788
NextEra Energy, Inc.	2,471	201,139
PPL Corp.	554	20,232
Xcel Energy, Inc.	2,549	206,902
		1,001,265
Electrical Equipment — 0.3%
Accelleron Industries AG	104	8,525
Eaton Corp. PLC	265	101,114
Emerson Electric Co.	309	43,127
Furukawa Electric Co. Ltd.	200	14,157
GE Vernova, Inc.	101	59,099
Hubbell, Inc.	103	48,410
Legrand SA	814	140,568
Nexans SA	56	7,885
NuScale Power Corp.(2)(3)	523	23,467
Regal Rexnord Corp.	154	21,697
Siemens Energy AG(2)	1,089	135,673
Sinfonia Technology Co. Ltd.	300	20,648
SWCC Corp.	200	9,717
Vertiv Holdings Co., Class A	1,353	260,940
		895,027
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	759	120,962
Cognex Corp.	405	16,763
Coherent Corp.(2)	625	82,475
Fabrinet(2)	71	31,280
Itron, Inc.(2)	126	12,642
Keyence Corp.	200	74,227
Koa Corp.	800	7,109
Lagercrantz Group AB, B Shares	149	3,645
Littelfuse, Inc.	89	21,655
Mirion Technologies, Inc., Class A(2)(3)	1,088	31,954
Novanta, Inc.(2)	101	12,828
Plexus Corp.(2)	254	35,535
Ralliant Corp.	1,447	63,552
TD SYNNEX Corp.	178	27,855
TE Connectivity PLC	256	63,234
VusionGroup	50	13,898
		619,614
Energy Equipment and Services — 0.1%
Baker Hughes Co.	3,998	193,543
DOF Group ASA	1,707	15,303
Expro Group Holdings NV(2)	1,559	21,171
SBM Offshore NV(3)	462	11,947
SLB Ltd.	2,080	75,005
Subsea 7 SA	767	14,008
TechnipFMC PLC	144	5,954
Tecnicas Reunidas SA(2)	265	9,485
Transocean Ltd.(2)	7,439	28,566
		374,982

Entertainment — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	21,368
Netflix, Inc.(2)	111	124,193
ROBLOX Corp., Class A(2)	2,041	232,103
Spotify Technology SA(2)	242	158,587
		536,251
Financial Services — 0.2%
Adyen NV(2)	55	94,242
Affirm Holdings, Inc.(2)	593	42,625
Banco Latinoamericano de Comercio Exterior SA	249	10,710
Corpay, Inc.(2)	468	121,844
Mastercard, Inc., Class A	399	220,244
Toast, Inc., Class A(2)	1,646	59,486
Visa, Inc., Class A	356	121,303
		670,454
Food Products — 0.1%
Conagra Brands, Inc.	5,037	86,586
General Mills, Inc.	1,024	47,729
Mondelez International, Inc., Class A	1,007	57,862
Vital Farms, Inc.(2)	455	14,947
		207,124
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	400	7,657
ONE Gas, Inc.	2,019	161,904
Spire, Inc.(3)	1,364	117,850
		287,411
Ground Transportation — 0.2%
CSX Corp.	5,328	191,915
Norfolk Southern Corp.	647	183,347
Uber Technologies, Inc.(2)	659	63,593
Union Pacific Corp.	278	61,263
		500,118
Health Care Equipment and Supplies — 0.7%
Alphatec Holdings, Inc.(2)(3)	3,050	57,920
Becton Dickinson & Co.	1,024	182,999
Dexcom, Inc.(2)	2,929	170,526
Eckert & Ziegler SE	400	7,817
Envista Holdings Corp.(2)(3)	4,217	85,816
EssilorLuxottica SA	203	74,342
GE HealthCare Technologies, Inc.(2)	4,166	312,242
Hologic, Inc.(2)	1,870	138,212
IDEXX Laboratories, Inc.(2)	224	141,010
Insulet Corp.(2)	475	148,680
Integer Holdings Corp.(2)	74	4,778
Intuitive Surgical, Inc.(2)	127	67,854
Medtronic PLC	1,257	114,010
SI-BONE, Inc.(2)(3)	1,362	20,198
Terumo Corp.	6,200	100,074
UFP Technologies, Inc.(2)	116	22,346
Zimmer Biomet Holdings, Inc.	3,457	347,636
		1,996,460
Health Care Providers and Services — 0.5%
Cencora, Inc.	784	264,843
Chartwell Retirement Residences	9,447	139,224
Cigna Group	369	90,187

Encompass Health Corp.	167	19,013
Ensign Group, Inc.	207	37,281
Galenica AG	40	4,311
HealthEquity, Inc.(2)	350	33,103
Henry Schein, Inc.(2)	3,806	240,539
Labcorp Holdings, Inc.	736	186,914
Pediatrix Medical Group, Inc.(2)	842	14,289
Quest Diagnostics, Inc.	566	99,588
RadNet, Inc.(2)(3)	299	22,721
Talkspace, Inc.(2)(3)	2,729	8,815
U.S. Physical Therapy, Inc.	125	10,784
UnitedHealth Group, Inc.	207	70,703
Universal Health Services, Inc., Class B	506	109,807
		1,352,122
Health Care REITs — 0.5%
Aedifica SA	734	53,603
American Healthcare REIT, Inc.	3,873	175,524
CareTrust REIT, Inc.	1,598	55,371
Healthpeak Properties, Inc.	6,851	122,976
Ventas, Inc.	4,227	311,910
Welltower, Inc.	3,460	626,398
		1,345,782
Health Care Technology — 0.1%
JMDC, Inc.	400	12,677
Phreesia, Inc.(2)	504	11,410
RaySearch Laboratories AB	185	4,342
Schrodinger, Inc.(2)	521	10,962
Veeva Systems, Inc., Class A(2)	599	174,429
		213,820
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	2,257	36,157
Japan Hotel REIT Investment Corp.	69	40,196
		76,353
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	191	24,170
Booking Holdings, Inc.	14	71,088
Chipotle Mexican Grill, Inc.(2)	673	21,327
DoorDash, Inc., Class A(2)	303	77,074
Flutter Entertainment PLC(2)	793	184,444
Fujita Kanko, Inc.	100	7,240
Hilton Worldwide Holdings, Inc.	1,168	300,129
Life Time Group Holdings, Inc.(2)	943	23,321
Marriott International, Inc., Class A	296	77,132
Planet Fitness, Inc., Class A(2)	114	10,339
Round One Corp.	900	6,462
Royal Caribbean Cruises Ltd.	1,105	316,947
Scandic Hotels Group AB	1,520	14,774
Sodexo SA(3)	1,317	72,923
Viking Holdings Ltd.(2)	1,892	115,128
Whitbread PLC	2,483	94,528
Wingstop, Inc.(3)	235	50,908
		1,467,934
Household Durables — 0.2%
Barratt Redrow PLC	14,334	70,931
De' Longhi SpA	246	8,979

Mohawk Industries, Inc.(2)	886	100,685
Neinor Homes SA(2)(3)	4,510	89,677
PulteGroup, Inc.	810	97,095
Sony Group Corp.	3,300	91,904
Sumitomo Forestry Co. Ltd.	800	8,322
Taylor Wimpey PLC	73,583	101,783
TopBuild Corp.(2)	219	92,523
		661,899
Household Products — 0.3%
Church & Dwight Co., Inc.	794	69,626
Colgate-Palmolive Co.	511	39,373
Henkel AG & Co. KGaA, Preference Shares	1,284	104,020
Kimberly-Clark Corp.	1,618	193,691
Procter & Gamble Co.	900	135,333
Reckitt Benckiser Group PLC	3,082	235,739
		777,782
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	76	30,383
TransAlta Corp.(3)	1,855	32,787
Vistra Corp.	1,757	330,843
		394,013
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	425	85,565
Industrial REITs — 0.4%
First Industrial Realty Trust, Inc.	1,321	73,025
GLP J-Reit	38	34,448
Goodman Group	8,372	180,569
Prologis, Inc.	4,708	584,216
Segro PLC	7,347	67,419
Tritax Big Box REIT PLC	22,615	44,643
		984,320
Insurance — 0.4%
Aegon Ltd.	8,438	64,304
Allstate Corp.	367	70,288
Bowhead Specialty Holdings, Inc.(2)(3)	614	14,711
Hanover Insurance Group, Inc.	310	52,973
HCI Group, Inc.	98	19,993
Intact Financial Corp.	319	59,506
Kinsale Capital Group, Inc.(3)	45	17,976
Marsh & McLennan Cos., Inc.	659	117,401
MetLife, Inc.	1,139	90,915
Phoenix Financial Ltd.	451	17,362
Progressive Corp.	228	46,968
Prudential PLC	8,505	118,288
Reinsurance Group of America, Inc.	1,043	190,306
Storebrand ASA	1,237	19,170
Willis Towers Watson PLC	574	179,719
		1,079,880
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	2,474	695,664
CAR Group Ltd.	161	3,759
Meta Platforms, Inc., Class A	444	287,868
Reddit, Inc., Class A(2)	405	84,625
SMG Swiss Marketplace Group AG(2)	56	3,093
Tencent Holdings Ltd.	2,600	211,192
		1,286,201

IT Services — 0.5%
Amdocs Ltd.	1,735	146,191
BIPROGY, Inc.	200	8,078
Capgemini SE	352	54,154
Cloudflare, Inc., Class A(2)	1,375	348,287
Cognizant Technology Solutions Corp., Class A	1,426	103,927
Computacenter PLC	426	16,053
GDS Holdings Ltd., ADR(2)(3)	1,523	54,371
International Business Machines Corp.	641	197,050
IONOS Group SE(2)	125	4,439
MongoDB, Inc.(2)	97	34,903
NEC Corp.	5,500	199,760
NEXTDC Ltd.(2)(3)	6,787	69,777
Snowflake, Inc., Class A(2)	173	47,554
		1,284,544
Leisure Products — 0.0%
Asmodee Group AB, Class B(2)	652	8,402
BRP, Inc.(3)	224	14,051
Technogym SpA	600	10,868
		33,321
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	349	51,080
Avantor, Inc.(2)	730	8,629
Bio-Techne Corp.	3,008	188,211
Danaher Corp.	553	119,105
ICON PLC(2)	406	69,759
IQVIA Holdings, Inc.(2)	1,125	243,517
Lonza Group AG	198	136,725
Siegfried Holding AG(2)(3)	36	3,473
Thermo Fisher Scientific, Inc.	157	89,080
West Pharmaceutical Services, Inc.	531	149,779
		1,059,358
Machinery — 0.5%
Albany International Corp., Class A	436	24,669
Alstom SA(2)	5,503	137,617
CNH Industrial NV	2,118	22,218
Construcciones y Auxiliar de Ferrocarriles SA	53	3,355
Crane Co.	407	77,330
Cummins, Inc.	648	283,617
Daimler Truck Holding AG	1,183	47,418
Deere & Co.	122	56,319
Dover Corp.	214	38,832
FLSmidth & Co. AS	203	15,810
Fluidra SA(3)	487	14,096
Fortive Corp.	1,059	53,310
Kardex Holding AG	37	13,917
Konecranes OYJ	102	10,068
Nabtesco Corp.	800	20,040
Organo Corp.	200	17,164
Oshkosh Corp.	819	100,975
PACCAR, Inc.	1,061	104,402
Parker-Hannifin Corp.	87	67,236
RBC Bearings, Inc.(2)	96	41,139
RENK Group AG	99	7,537
Silex Systems Ltd.(2)	628	4,233

Timken Co.	1,447	113,604
Toro Co.	1,166	87,135
Weir Group PLC	511	19,892
Xylem, Inc.	747	112,685
Yaskawa Electric Corp.(3)	700	19,200
		1,513,818
Media — 0.1%
Havas NV(2)	6,168	10,764
Magnite, Inc.(2)	1,817	32,488
New York Times Co., Class A	309	17,610
Omnicom Group, Inc.	1,246	93,475
Publicis Groupe SA	936	93,814
SES SA(3)	1,363	10,444
Trade Desk, Inc., Class A(2)	1,479	74,364
		332,959
Metals and Mining — 0.1%
Acerinox SA	566	7,289
Alamos Gold, Inc., Class A	121	3,730
Capstone Copper Corp.(2)	2,308	20,603
GMK Norilskiy Nickel PAO(2)(4)	94,900	1
Lynas Rare Earths Ltd.(2)(3)	782	7,796
Ramaco Resources, Inc., Class A(2)(3)	341	10,353
Reliance, Inc.	403	113,819
Sandfire Resources Ltd.(2)	1,386	14,680
SSR Mining, Inc.(2)	841	18,973
Torex Gold Resources, Inc.(2)	519	21,440
Vale SA	3,600	43,502
		262,186
Multi-Utilities — 0.1%
E.ON SE	4,169	77,570
Hera SpA	1,645	7,383
Northwestern Energy Group, Inc.	3,173	189,333
		274,286
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(2)	13,301	32,454
Kilroy Realty Corp.	1,048	44,278
Mindspace Business Parks REIT	6,172	32,330
Orix JREIT, Inc.	57	38,582
SL Green Realty Corp.(3)	291	14,943
Vornado Realty Trust	1,344	50,991
		213,578
Oil, Gas and Consumable Fuels — 0.5%
Centrus Energy Corp., Class A(2)(3)	58	21,313
Cheniere Energy, Inc.	421	89,252
Coterra Energy, Inc.	4,943	116,951
Diamondback Energy, Inc.	735	105,245
Eni SpA	1,730	31,900
Enterprise Products Partners LP	6,846	210,788
Expand Energy Corp.	700	72,317
Friedrich Vorwerk Group SE	129	13,889
Gaztransport Et Technigaz SA	63	12,476
Kosmos Energy Ltd.(2)	6,593	10,351
NAC Kazatomprom JSC, GDR	1,918	112,317
Occidental Petroleum Corp.	2,303	94,884
ONEOK, Inc.	936	62,712

Permian Resources Corp.	3,750	47,100
Repsol SA	5,750	105,509
Shell PLC	2,947	110,481
Targa Resources Corp.	844	130,010
TC Energy Corp.	1,583	79,435
Williams Cos., Inc.	1,737	100,520
		1,527,450
Paper and Forest Products — 0.0%
Mondi PLC	7,595	84,896
Passenger Airlines — 0.1%
Southwest Airlines Co.(3)	4,162	126,109
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	1,080	104,425
Kenvue, Inc.	12,347	177,427
L'Oreal SA	206	85,966
		367,818
Pharmaceuticals — 0.4%
ALK-Abello AS(2)	593	19,562
AstraZeneca PLC, ADR	1,256	103,494
AstraZeneca PLC	853	140,701
Bristol-Myers Squibb Co.	690	31,788
Crinetics Pharmaceuticals, Inc.(2)	446	19,401
Edgewise Therapeutics, Inc.(2)(3)	534	9,762
Eli Lilly & Co.	186	160,492
Financiere de Tubize SA	29	7,082
Galderma Group AG	646	119,970
GSK PLC	8,607	201,520
Hikma Pharmaceuticals PLC	3,248	78,568
Merck & Co., Inc.	556	47,805
Roche Holding AG	195	63,164
Sanofi SA	336	33,991
Zoetis, Inc.	538	77,520
		1,114,820
Professional Services — 0.4%
Adecco Group AG	3,900	108,741
ALS Ltd.(3)	1,315	18,664
Arcadis NV(3)	157	7,498
Automatic Data Processing, Inc.	358	93,187
BayCurrent, Inc.	1,400	64,210
CACI International, Inc., Class A(2)	112	62,972
Equifax, Inc.	392	82,751
Experian PLC	2,493	116,286
First Advantage Corp.(2)	1,028	12,984
Randstad NV	2,972	116,475
RELX PLC	2,548	112,612
Teleperformance SE	1,813	129,464
Verisk Analytics, Inc.	480	105,005
Verra Mobility Corp.(2)	1,051	24,394
		1,055,243
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	597	91,001
Colliers International Group, Inc.	167	26,641
CTP NV	1,676	34,950
FirstService Corp. (Toronto)	77	12,257
Hang Lung Properties Ltd.	32,000	35,633

Hongkong Land Holdings Ltd.	6,100	37,273
Katitas Co. Ltd.	1,400	22,760
Mitsui Fudosan Co. Ltd.	7,900	82,258
Sumitomo Realty & Development Co. Ltd.	2,800	119,552
Tokyo Tatemono Co. Ltd.(3)	800	14,936
		477,261
Residential REITs — 0.2%
American Homes 4 Rent, Class A	1,757	55,521
AvalonBay Communities, Inc.	574	99,830
Equity Residential	2,724	161,915
Essex Property Trust, Inc.	524	131,927
UDR, Inc.	1,300	43,797
		492,990
Retail REITs — 0.4%
Agree Realty Corp.	615	44,901
Brixmor Property Group, Inc.	4,891	127,949
Charter Hall Retail REIT	4,479	12,071
Frasers Centrepoint Trust	15,100	27,145
Japan Metropolitan Fund Invest	62	47,961
Macerich Co.	4,552	78,067
Realty Income Corp.	3,319	192,436
Regency Centers Corp.	599	41,301
Scentre Group	36,111	96,194
Simon Property Group, Inc.	917	161,172
Tanger, Inc.	2,286	74,432
Unibail-Rodamco-Westfield(2)	640	66,178
Urban Edge Properties	4,606	88,573
		1,058,380
Semiconductors and Semiconductor Equipment — 1.2%
Analog Devices, Inc.	638	149,375
Applied Materials, Inc.	195	45,455
ARM Holdings PLC, ADR(2)	174	29,549
ASML Holding NV	110	116,304
Astera Labs, Inc.(2)	343	64,031
Broadcom, Inc.	1,219	450,579
Credo Technology Group Holding Ltd.(2)	463	86,868
Impinj, Inc.(2)(3)	158	31,941
Infineon Technologies AG	981	38,939
Kokusai Electric Corp.	300	10,962
Lattice Semiconductor Corp.(2)(3)	1,714	125,054
MACOM Technology Solutions Holdings, Inc.(2)(3)	187	27,700
MKS, Inc.	102	14,658
Monolithic Power Systems, Inc.	244	245,220
Nova Ltd.(2)	29	9,995
NVIDIA Corp.	5,788	1,172,012
NXP Semiconductors NV	289	60,436
Onto Innovation, Inc.(2)	93	12,551
Silicon Laboratories, Inc.(2)	259	33,950
SiTime Corp.(2)	122	35,336
SUMCO Corp.	6,300	64,202
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214	64,292
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	386,877
Teradyne, Inc.	945	171,763
Tower Semiconductor Ltd.(2)	284	24,188
Veeco Instruments, Inc.(2)	274	7,878
		3,480,115

Software — 1.1%
ACI Worldwide, Inc.(2)	441	21,005
Agilysys, Inc.(2)	226	28,354
Appier Group, Inc.	600	5,036
AppLovin Corp., Class A(2)	103	65,645
BlackLine, Inc.(2)	613	35,094
Cadence Design Systems, Inc.(2)	877	297,031
Cellebrite DI Ltd.(2)	207	3,531
Core Scientific, Inc.(2)	596	12,838
Crowdstrike Holdings, Inc., Class A(2)	116	62,989
Datadog, Inc., Class A(2)	1,353	220,282
Dynatrace, Inc.(2)	1,306	66,044
Elastic NV(2)	163	14,543
Fair Isaac Corp.(2)	96	159,315
Guidewire Software, Inc.(2)	909	212,379
HubSpot, Inc.(2)	266	130,851
Kinaxis, Inc.(2)	30	3,633
Klaviyo, Inc., Class A(2)	852	22,152
Life360, Inc.(2)(3)	142	14,017
Microsoft Corp.	2,008	1,039,763
Netskope, Inc., Class A(2)	111	2,624
Onestream, Inc.(2)	451	8,519
Pegasystems, Inc.	466	29,661
Q2 Holdings, Inc.(2)	477	29,460
Riot Platforms, Inc.(2)	555	10,978
Salesforce, Inc.	220	57,290
Samsara, Inc., Class A(2)	2,660	106,852
SAP SE	623	162,025
ServiceNow, Inc.(2)	114	104,798
Varonis Systems, Inc.(2)	119	4,192
Workday, Inc., Class A(2)	298	71,496
Zscaler, Inc.(2)	564	186,763
		3,189,160
Specialized REITs — 0.6%
American Tower Corp.	716	128,150
Big Yellow Group PLC	4,359	63,759
CubeSmart	1,953	73,570
Digital Realty Trust, Inc.	1,300	221,533
Equinix, Inc.	451	381,550
Extra Space Storage, Inc.	1,033	137,947
Iron Mountain, Inc.	1,410	145,159
Keppel DC REIT	35,640	65,397
Millrose Properties, Inc.	1,592	51,278
Public Storage	516	143,737
Smartstop Self Storage REIT, Inc.(3)	955	32,804
VICI Properties, Inc.	7,335	219,977
		1,664,861
Specialty Retail — 0.4%
Aritzia, Inc.(2)	443	30,944
Auto1 Group SE(2)	896	31,488
Boot Barn Holdings, Inc.(2)	231	43,809
Burlington Stores, Inc.(2)	628	171,815
Carvana Co.(2)	545	167,064
Clas Ohlson AB, B Shares	271	9,883
Five Below, Inc.(2)	172	27,050

Home Depot, Inc.	463	175,750
Istyle, Inc.(3)	1,900	5,530
JB Hi-Fi Ltd.	199	13,613
National Vision Holdings, Inc.(2)	1,069	27,527
Nextage Co. Ltd.	1,300	19,535
O'Reilly Automotive, Inc.(2)	738	69,697
RealReal, Inc.(2)(3)	1,416	17,289
Sanrio Co. Ltd.	300	13,884
TJX Cos., Inc.	922	129,209
Tractor Supply Co.	1,459	78,946
Urban Outfitters, Inc.(2)(3)	230	14,860
Wayfair, Inc., Class A(2)(3)	226	23,393
Zalando SE(2)	2,819	78,996
		1,150,282
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	2,368	640,236
HP, Inc.	5,196	143,773
Samsung Electronics Co. Ltd.	4,391	330,538
Super Micro Computer, Inc.(2)(3)	674	35,021
		1,149,568
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	700	17,825
Burberry Group PLC(2)	314	5,111
LVMH Moet Hennessy Louis Vuitton SE	62	43,823
On Holding AG, Class A(2)	3,647	135,486
		202,245
Tobacco — 0.0%
British American Tobacco PLC	1,427	73,084
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	80	20,567
Ashtead Group PLC	1,222	81,623
Bunzl PLC	6,082	184,879
Diploma PLC	109	8,041
Fastenal Co.	3,597	148,017
Ferguson Enterprises, Inc.	249	61,877
Herc Holdings, Inc.	255	36,223
MSC Industrial Direct Co., Inc., Class A	1,774	150,630
Rexel SA	639	22,157
SiteOne Landscape Supply, Inc.(2)	178	23,099
Sojitz Corp.	700	18,571
Sumitomo Corp.	3,700	107,637
United Rentals, Inc.	88	76,664
WESCO International, Inc.	457	118,605
		1,058,590
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	27	7,975
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	271,800	30,773
TOTAL COMMON STOCKS (Cost $40,014,104)		54,667,039
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Bonds, 2.50%, 2/15/45	400,000	289,797
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	482,031	488,455
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	717,000	573,239
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	704,680	540,564

U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,591,412	2,711,508
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	671,165	502,209
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	871,206	491,989
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	818,245	765,300
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	268,280	265,512
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,752,750	3,689,918
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	1,364,369	1,351,494
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,597,705	4,529,794
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,208,175	3,173,811
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,574,475	2,617,629
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,556,520	7,201,776
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,487,021	1,387,134
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,378,752	2,188,161
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	706,391	712,414
U.S. Treasury Notes, 4.125%, 11/30/29(5)	3,955,000	4,023,285
TOTAL U.S. TREASURY SECURITIES (Cost $39,738,122)		37,503,989
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.4%
FHLMC, 6.00%, 2/1/38	35,672	37,674
FHLMC, 4.50%, 10/1/52	2,640,559	2,586,821
FHLMC, 5.50%, 12/1/52	1,223,589	1,243,865
FHLMC, 5.00%, 6/1/53	1,311,705	1,312,835
FNMA, 3.50%, 9/1/52	2,910,376	2,689,169
FNMA, 4.50%, 10/1/52	2,635,093	2,583,371
FNMA, 5.50%, 3/1/54	1,446,785	1,465,792
FNMA, 4.00%, 1/1/55	1,453,087	1,381,949
GNMA, 5.00%, TBA	1,378,000	1,373,973
GNMA, 7.50%, 2/15/26	149	149
GNMA, 8.25%, 7/15/26	1,528	1,535
GNMA, 7.00%, 12/15/27	3,623	3,682
GNMA, 6.50%, 3/15/28	2,147	2,186
GNMA, 6.00%, 10/15/28	2,402	2,461
GNMA, 7.00%, 5/15/31	1,188	1,240
GNMA, 6.50%, 10/15/38	115,648	123,522
GNMA, 4.50%, 6/15/41	52,903	52,753
GNMA, 3.50%, 6/20/42	79,541	75,773
GNMA, 4.00%, 4/20/54	1,884,568	1,789,699
UMBS, 5.00%, TBA	1,444,000	1,436,955
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,814,392)		18,165,404
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)	260,852	263,189
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	256,802	258,743
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	460,297	464,163
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(6)	694,343	704,220
COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)	458,448	462,504
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	700,000	495,937
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)	207,610	207,305
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)	493,394	497,031
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	156,566	156,529
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	167,095	168,147
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)	320,033	322,078
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)	334,386	339,426

JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.59%, 10/25/29(6)		12,399	12,217
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		350,863	353,977
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		291,466	295,081
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		298,687	303,526
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		238,070	241,687
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		479,732	484,570
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(6)		687,758	689,775
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)		225,106	226,731
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		523,188	525,346
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)		371,469	370,498
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(6)		574,348	577,428
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)		537,089	539,269
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(6)		749,477	755,062
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)		646,170	644,906
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)		413,616	416,286
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)		480,469	479,097
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)		570,564	575,548
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)		519,222	527,386
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.99%, 11/25/53(6)		209,178	209,572
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		340,358	343,795
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		403,409	406,070
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		10,223	9,217
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)		658,865	663,686
Verus Securitization Trust, Series 2025-R1, Class A3, 5.77%, 5/25/65(6)		522,073	526,030
			14,516,032
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.23%, (30-day average SOFR plus 1.05%), 1/25/44(6)		150,171	150,224
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,819,890)			14,666,256
CORPORATE BONDS — 4.5%
Aerospace and Defense — 0.2%
Boeing Co., 2.20%, 2/4/26		275,000	273,542
RTX Corp., 4.125%, 11/16/28		270,000	270,374
			543,916
Automobiles — 0.1%
American Honda Finance Corp., 4.95%, 1/9/26		205,000	205,222
Hyundai Capital America, 5.95%, 9/21/26(6)		200,000	202,814
			408,036
Banks — 0.8%
Bank of America Corp., VRN, 5.93%, 9/15/27		200,000	202,901
Bank of Montreal, VRN, 3.80%, 12/15/32		265,000	260,597
Citigroup, Inc., VRN, 5.61%, 3/4/56		90,000	91,412
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	254,911
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	118,233
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	345,750
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		205,000	206,637
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		200,000	201,152
Wells Fargo & Co., VRN, 4.90%, 1/24/28		270,000	272,298
Wells Fargo & Co., VRN, 6.30%, 10/23/29		260,000	275,078
Wells Fargo & Co., VRN, 5.61%, 4/23/36		40,000	42,050
			2,271,019
Beverages — 0.1%
PepsiCo, Inc., 4.40%, 2/7/27		205,000	206,609
Biotechnology — 0.1%
Amgen, Inc., 5.25%, 3/2/30		200,000	207,622

Capital Markets — 0.1%
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		205,000	207,634
Morgan Stanley, VRN, 5.16%, 4/20/29		200,000	204,505
			412,139
Chemicals — 0.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(6)		200,000	90,120
Braskem Netherlands Finance BV, 4.50%, 1/31/30(6)		270,000	108,834
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		34,000	33,966
			232,920
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29		200,000	203,068
Consumer Staples Distribution & Retail — 0.1%
Walmart, Inc., 4.10%, 4/28/27		205,000	206,181
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30		265,000	273,470
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	45,315
Diversified REITs — 0.1%
Trust Fibra Uno, 8.25%, 1/23/37(6)		200,000	226,926
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	114,649
Sprint Capital Corp., 6.875%, 11/15/28		89,000	95,637
			210,286
Electric Utilities — 0.1%
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	76,131
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	31,678
Northern States Power Co., 5.10%, 5/15/53		80,000	76,730
Xcel Energy, Inc., 5.60%, 4/15/35		133,000	138,073
			322,612
Financial Services — 1.1%
Gulf Gate Apartments LLC, VRN, 4.41%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(7)		3,000,000	3,000,000
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(6)		270,000	273,218
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	357,624
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	87,391
			445,015
Hotels, Restaurants and Leisure — 0.2%
Hyatt Hotels Corp., 5.75%, 1/30/27		265,000	269,638
Marriott International, Inc., 5.45%, 9/15/26		200,000	202,280
MGM Resorts International, 4.625%, 9/1/26		8,000	7,993
			479,911
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	40,286
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.65%, 7/30/27		270,000	273,208
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	232,917
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26		200,000	202,038
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28		270,000	273,104
Metals and Mining — 0.1%
Rio Tinto Finance USA PLC, 4.50%, 3/14/28		270,000	273,130

Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,400
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	99,887
Petroleos Mexicanos, 5.95%, 1/28/31		270,000	264,276
			440,563
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		135,888	136,318
Pharmaceuticals — 0.1%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		205,000	205,334
Specialty Retail — 0.1%
Home Depot, Inc., 5.15%, 6/25/26		200,000	201,547
Lowe's Cos., Inc., 3.10%, 5/3/27		210,000	207,175
			408,722
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 4.00%, 5/12/28		205,000	205,987
TOTAL CORPORATE BONDS (Cost $12,786,153)			12,659,870
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	248,963
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	906,544
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	58,133
			964,677
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	270,990
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,630
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	63,044
			359,664
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	177,571
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	60,033
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	327,037
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	81,500,000	345,298
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	176,083
			908,451
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	750,000	183,053
Mexico — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		504,000	512,644
New Zealand — 0.6%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	3,090,000	1,828,802
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	447,566
Saudi Arabia — 0.3%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	872,047
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	217,340
Spain — 0.6%
Spain Government Bonds, 3.10%, 7/30/31	EUR	1,490,000	1,761,037
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,048,533)			8,481,815
ASSET-BACKED SECURITIES — 1.4%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)		208,604	197,734
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)		615,536	615,797

JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)		619,918	620,255
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)		629,837	630,178
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)		236,001	235,972
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)		124,588	120,149
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)		406,000	403,248
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)		94,912	90,560
Trinity Rail Leasing LLC, Series 2025-1A, Class A, SEQ, 5.09%, 10/19/55(6)		328,000	328,073
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)		139,708	131,241
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)		269,000	253,498
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(6)		272,449	272,846
TOTAL ASSET-BACKED SECURITIES (Cost $3,893,032)			3,899,551
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		428,000	423,793
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.30%, (1-month SOFR plus 1.26%), 11/15/38(6)		397,000	394,220
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)		396,000	402,155
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)		397,000	416,332
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.48%, (1-month SOFR plus 1.44%), 2/15/42(6)		461,000	458,826
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)		323,000	323,831
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,417,035)			2,419,157
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.89%, (3-month SOFR plus 2.01%), 4/17/30(6)		750,000	752,248
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.22%, (3-month SOFR plus 2.36%), 1/25/32(6)		350,000	351,062
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,100,200)			1,103,310
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		9,000	10,537
New York City GO, 6.27%, 12/1/37		40,000	43,609
North Dakota Housing Finance Agency Rev., VRDN, 4.15%, 11/7/25 (SBBPA: Royal Bank of Canada)		750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	47,981
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		125,000	82,355
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(8)		40,000	40,824
State of California GO, 7.60%, 11/1/40		65,000	80,491
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		30,000	30,850
TOTAL MUNICIPAL SECURITIES (Cost $1,126,774)			1,086,647
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		300,000	340,147
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%		300,000	344,444
TOTAL PREFERRED SECURITIES (Cost $805,486)			684,591
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Insurance — 0.1%
Allianz SE, 2.625% (Cost $245,123)	EUR	200,000	209,340
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF		135	92,506
iShares MSCI EAFE Small-Cap ETF(3)		9	686
TOTAL EXCHANGE-TRADED FUNDS (Cost $92,614)			93,192
SHORT-TERM INVESTMENTS — 7.1%
Certificates of Deposit — 0.4%
Bank of Montreal, VRN, 4.34%, (SOFR plus 0.30%), 3/20/26(6)		1,000,000	1,000,618

Commercial Paper(9) — 3.2%
Aquitaine Funding Co. LLC, VRN, 4.64%, 5/22/26	1,575,000	1,575,516
Cabot Trail Funding LLC, 4.34%, 12/10/25(6)	1,475,000	1,468,537
Endeavour Funding Co. LLC, 4.03%, 4/10/26 (LOC: HSBC Bank PLC)(6)	2,000,000	1,964,247
Ionic Funding LLC, 4.24%, 2/4/26 (LOC: Bank of America N.A.)(6)	1,000,000	989,307
Ionic Funding LLC, VRN, 4.28%, 2/4/26	1,000,000	999,723
Ionic Funding LLC, Series IIA, 4.39%, 1/16/26 (LOC: Citibank N.A.)(6)	750,000	743,599
Toronto-Dominion Bank, 4.10%, 1/23/26(6)	1,500,000	1,486,070
		9,226,999
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,627,434	2,627,434
State Street Navigator Securities Lending Government Money Market Portfolio(10)	5,352,864	5,352,864
		7,980,298
Treasury Bills(9) — 0.7%
U.S. Treasury Bills, 4.18%, 12/23/25	$2,000,000	1,989,244
TOTAL SHORT-TERM INVESTMENTS (Cost $20,195,868)		20,197,159
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $248,606,629)		291,352,547
OTHER ASSETS AND LIABILITIES — (2.6)%		(7,472,238)
TOTAL NET ASSETS — 100.0%		$283,880,309

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	245,168	AUD	368,493	UBS AG	12/17/25	$3,950
CAD	2,627	USD	1,898	Citibank NA	12/19/25	(20)
CAD	6,450	USD	4,617	Citibank NA	12/19/25	(7)
CAD	1,729	USD	1,243	Citibank NA	12/19/25	(7)
USD	333,637	CAD	459,978	Citibank NA	12/17/25	4,936
USD	50,524	CAD	69,589	Citibank NA	12/19/25	790
USD	8,227	CAD	11,498	Citibank NA	12/19/25	10
USD	1,292	CAD	1,810	Citibank NA	12/19/25	(1)
EUR	2,173,399	USD	2,589,978	JPMorgan Chase Bank NA	12/17/25	(78,697)
EUR	1,130	USD	1,316	Goldman Sachs & Co. LLC	12/19/25	(10)
EUR	1,009	USD	1,170	Morgan Stanley & Co. LLC	12/19/25	(5)
EUR	1,482	USD	1,721	Morgan Stanley & Co. LLC	12/19/25	(9)
EUR	15,330	USD	17,872	Morgan Stanley & Co. LLC	12/19/25	(157)
EUR	14,165	USD	16,556	Morgan Stanley & Co. LLC	12/19/25	(187)
EUR	14,135	USD	16,389	Morgan Stanley & Co. LLC	12/19/25	(56)
USD	8,138,571	EUR	6,905,752	Citibank NA	12/17/25	159,236
USD	9,204	EUR	7,761	Citibank NA	12/19/25	235
USD	151,501	EUR	127,758	Citibank NA	12/19/25	3,864
USD	151,450	EUR	127,758	Goldman Sachs & Co. LLC	12/19/25	3,813
USD	9,201	EUR	7,761	Goldman Sachs & Co. LLC	12/19/25	232
USD	1,190	EUR	1,009	Goldman Sachs & Co. LLC	12/19/25	24
USD	993	EUR	845	Goldman Sachs & Co. LLC	12/19/25	17
USD	23,438	EUR	20,013	Goldman Sachs & Co. LLC	12/19/25	311
USD	1,184	EUR	1,017	Goldman Sachs & Co. LLC	12/19/25	9
USD	9,202	EUR	7,761	Morgan Stanley & Co. LLC	12/19/25	233
USD	151,477	EUR	127,758	Morgan Stanley & Co. LLC	12/19/25	3,840
USD	1,668	EUR	1,415	Morgan Stanley & Co. LLC	12/19/25	33
USD	1,371	EUR	1,177	Morgan Stanley & Co. LLC	12/19/25	11
USD	1,330	EUR	1,134	Morgan Stanley & Co. LLC	12/19/25	19
USD	1,133	EUR	978	Morgan Stanley & Co. LLC	12/19/25	4

USD	151,488	EUR	127,758	UBS AG	12/19/25	3,851
USD	9,203	EUR	7,761	UBS AG	12/19/25	234
USD	1,109	EUR	950	UBS AG	12/19/25	11
GBP	6,526	USD	8,572	Bank of America NA	12/19/25	2
USD	106,273	GBP	78,617	Bank of America NA	12/19/25	2,989
USD	12,990	GBP	9,644	Bank of America NA	12/19/25	320
USD	106,254	GBP	78,617	Citibank NA	12/19/25	2,971
USD	106,234	GBP	78,617	Goldman Sachs & Co. LLC	12/19/25	2,950
USD	8,715	GBP	6,496	Goldman Sachs & Co. LLC	12/19/25	182
USD	172,897	IDR	2,855,275,357	UBS AG	12/17/25	1,337
USD	945,483	JPY	138,317,780	JPMorgan Chase Bank NA	12/17/25	44,088
USD	183,800	MYR	770,675	Goldman Sachs & Co. LLC	12/17/25	(423)
USD	1,903,942	NZD	3,188,472	UBS AG	12/17/25	76,000
USD	440,791	PLN	1,604,323	UBS AG	12/17/25	6,535
USD	206,173	ZAR	3,634,659	Goldman Sachs & Co. LLC	12/17/25	(2,850)
						$240,608

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-BTP 10-Year Bonds	9	December 2025	$1,259,697	$30,273
Euro-Bund 10-Year Bonds	1	December 2025	149,141	1,877
Euro-OAT 10-Year Bonds	27	December 2025	3,814,569	63,802
Japanese 10-Year Government Bonds	4	December 2025	3,530,984	(19,493)
Japanese 10-Year Mini Government Bonds	4	December 2025	352,995	(454)
Korean Treasury 10-Year Bonds	10	December 2025	816,424	(16,578)
U.K. Gilt 10-Year Bonds	50	December 2025	6,149,428	178,169
U.S. Treasury 5-Year Notes	113	December 2025	12,340,836	(26,869)
			$28,414,074	$210,727
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	95	December 2025	$19,783,008	$47,690
U.S. Treasury 10-Year Notes	56	December 2025	6,309,625	(16,633)
U.S. Treasury Long Bonds	3	December 2025	351,937	(1,787)
			$26,444,570	$29,270
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Buy	(1.00)%	6/20/30		$8,150,000	$(182,850)	$(5,602)	$(188,452)
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR	493,330	50,613	11,834	62,447
Markit iTraxx Europe Senior Financial Index Series 44	Sell	1.00%	12/20/30	EUR	2,000,000	44,658	3,856	48,514
						$(87,579)	$10,088	$(77,491)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,344,955. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $963,924.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,596,240, which represented 11.8% of total net assets.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(8)Escrowed to maturity in U.S. government securities or state and local government securities.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,471,436, which includes securities collateral of $118,572.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$115,515,227	—	—
Common Stocks	42,056,168	$12,610,871	—
U.S. Treasury Securities	—	37,503,989	—
U.S. Government Agency Mortgage-Backed Securities	—	18,165,404	—
Collateralized Mortgage Obligations	—	14,666,256	—
Corporate Bonds	—	12,659,870	—
Sovereign Governments and Agencies	—	8,481,815	—
Asset-Backed Securities	—	3,899,551	—
Commercial Mortgage-Backed Securities	—	2,419,157	—
Collateralized Loan Obligations	—	1,103,310	—
Municipal Securities	—	1,086,647	—
Preferred Securities	—	684,591	—
Convertible Preferred Securities	—	209,340	—
Exchange-Traded Funds	93,192	—	—
Short-Term Investments	7,980,298	12,216,861	—
	$165,644,885	$125,707,662	—
Other Financial Instruments
Futures Contracts	$47,690	$274,121	—
Swap Agreements	—	110,961	—
Forward Foreign Currency Exchange Contracts	—	323,037	—
	$47,690	$708,119	—
Liabilities
Other Financial Instruments
Futures Contracts	$45,289	$36,525	—
Swap Agreements	—	188,452	—
Forward Foreign Currency Exchange Contracts	—	82,429	—
	$45,289	$307,406	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended October 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,187	—	—	$246	$15,433	324	—	$193
American Century Focused Dynamic Growth ETF(3)	5,112	—	$199	374	5,287	41	$254	—
American Century Focused Large Cap Value ETF	4,961	—	71	75	4,965	68	40	15
American Century Multisector Income ETF	15,197	—	—	192	15,389	347	—	219
American Century Quality Diversified International ETF	9,031	—	1,722	(297)	7,012	114	922	—
American Century Short Duration Strategic Income ETF	1,634	$11,359	—	27	13,020	252	—	54
American Century U.S. Quality Growth ETF(4)	11,870	1,290	—	687	13,847	120	—	5
American Century U.S. Quality Value ETF	13,671	1,574	—	642	15,887	247	—	75
Avantis International Equity ETF	7,082	512	413	591	7,772	98	22	—
Avantis International Small Cap Value ETF(4)	1,574	—	144	75	1,505	17	100	—
Avantis U.S. Equity ETF	11,238	522	9	793	12,544	114	8	32
Avantis U.S. Small Cap Value ETF(4)	2,692	5	—	157	2,854	29	—	13
	$99,249	$15,262	$2,558	$3,562	$115,515	1,771	$1,346	$606
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.